PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 7,857
Net interest on net defined benefit liability/asset	64,064
Total	71,921
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	1,789
Net interest on net defined benefit liability/asset	(13,578)
Total	(11,789)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	6,068
Net interest on net defined benefit liability/asset	77,642
Total	R$ 83,710